Financial Liabilities - Senior Debt (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) tranche	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 USD ($) tranche	Nov. 19, 2019 EUR (€)	Nov. 19, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Refinance costs	€ 277,994	€ 249,639	€ 342,965
Income from refinancing effect			97,850
Repayments of borrowings, classified as financing activities	495,327	€ 272,877	53,809
Senior Debt
Disclosure of detailed information about borrowings [line items]
Refinance costs	€ 84,400
Income from refinancing effect			€ 97,850
Senior Debt Tranche B Maturing 2027
Disclosure of detailed information about borrowings [line items]
Number of tranches | tranche	2			2
US Dollar | Senior Debt Tranche B Maturing 2027
Disclosure of detailed information about borrowings [line items]
Principal amount	€ 2,042,990			$ 2,313,889		$ 2,500,000
Adjustment to interest rate basis (as a percent)	2.00%			2.00%
Interest rate basis	US Libor
Details by maturity:
Principal amount	€ 2,042,990			$ 2,313,889		$ 2,500,000
US Dollar | Senior Debt Tranche B Maturing 2027 | 2023
Disclosure of detailed information about borrowings [line items]
Principal amount	5,310			6,015
Details by maturity:
Principal amount	5,310			6,015
US Dollar | Senior Debt Tranche B Maturing 2027 | 2024
Disclosure of detailed information about borrowings [line items]
Principal amount	21,242			24,058
Details by maturity:
Principal amount	21,242			24,058
US Dollar | Senior Debt Tranche B Maturing 2027 | 2025
Disclosure of detailed information about borrowings [line items]
Principal amount	21,242			24,058
Details by maturity:
Principal amount	21,242			24,058
US Dollar | Senior Debt Tranche B Maturing 2027 | 2026
Disclosure of detailed information about borrowings [line items]
Principal amount	21,242			24,058
Details by maturity:
Principal amount	21,242			24,058
US Dollar | Senior Debt Tranche B Maturing 2027 | 2027
Disclosure of detailed information about borrowings [line items]
Principal amount	1,973,954			2,235,700
Details by maturity:
Principal amount	1,973,954			$ 2,235,700
US Dollar | Tranche B
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities	124,798
Euros | Senior Debt Tranche B Maturing 2027
Disclosure of detailed information about borrowings [line items]
Principal amount	€ 1,258,555				€ 1,360,000
Adjustment to interest rate basis (as a percent)	2.25%			2.25%
Interest rate basis	Euribor
Details by maturity:
Principal amount	€ 1,258,555				€ 1,360,000
Euros | Senior Debt Tranche B Maturing 2027 | 2023
Disclosure of detailed information about borrowings [line items]
Principal amount	3,269
Details by maturity:
Principal amount	3,269
Euros | Senior Debt Tranche B Maturing 2027 | 2024
Disclosure of detailed information about borrowings [line items]
Principal amount	13,076
Details by maturity:
Principal amount	13,076
Euros | Senior Debt Tranche B Maturing 2027 | 2025
Disclosure of detailed information about borrowings [line items]
Principal amount	13,076
Details by maturity:
Principal amount	13,076
Euros | Senior Debt Tranche B Maturing 2027 | 2026
Disclosure of detailed information about borrowings [line items]
Principal amount	13,076
Details by maturity:
Principal amount	13,076
Euros | Senior Debt Tranche B Maturing 2027 | 2027
Disclosure of detailed information about borrowings [line items]
Principal amount	1,216,058
Details by maturity:
Principal amount	1,216,058
Euros | Tranche B
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities	€ 74,246